SEGMENTED INFORMATION Schedule of property and equipment by geographical region (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Property and equipment	$ 31,412	$ 27,577
Americas
PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Property and equipment	23,357	19,075
Europe, Middle East and Africa
PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Property and equipment	5,237	5,212
Asia-Pacific
PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Property and equipment	$ 2,818	$ 3,290